Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Semiconductors Portfolio
November 30, 2021
ELE-NPRT3-0122
1.810682.117
Common Stocks - 97.5%
	Shares	Value ($)
Electrical Equipment - 0.2%
Electrical Components & Equipment - 0.2%
Array Technologies, Inc. (a)	983,600	17,719,554
Electronic Equipment & Components - 1.3%
Electronic Equipment & Instruments - 0.0%
Aeva Technologies, Inc. (a)(b)	248,299	2,470,575
Electronic Manufacturing Services - 1.3%
Flex Ltd. (a)	1,904,000	32,558,400
Jabil, Inc.	1,529,758	89,429,653
		121,988,053
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		124,458,628
Semiconductors & Semiconductor Equipment - 93.1%
Semiconductor Equipment - 11.2%
Applied Materials, Inc.	845,200	124,404,988
Enphase Energy, Inc. (a)	156,600	39,150,000
KLA Corp.	234,113	95,548,539
Lam Research Corp.	522,973	355,543,194
Nova Ltd. (a)(b)	971,700	124,912,035
Teradyne, Inc.	2,077,922	317,651,936
		1,057,210,692
Semiconductors - 81.9%
Advanced Micro Devices, Inc. (a)	1,277,800	202,365,186
Allegro MicroSystems LLC (a)	2,632,262	82,205,542
Alpha & Omega Semiconductor Ltd. (a)	742,296	36,461,580
Analog Devices, Inc.	2,429,338	437,888,175
ASE Technology Holding Co. Ltd. ADR (b)	1,396,600	10,209,146
Broadcom, Inc.	478,650	265,018,932
Cirrus Logic, Inc. (a)	1,302,760	104,455,297
Diodes, Inc. (a)	764,000	81,251,400
First Solar, Inc. (a)	671,700	69,588,120
GlobalFoundries, Inc.	3,818,193	264,371,683
Intel Corp.	2,505,642	123,277,586
MACOM Technology Solutions Holdings, Inc. (a)	1,407,900	101,242,089
Marvell Technology, Inc.	9,324,377	663,615,911
MaxLinear, Inc. Class A (a)	817,731	55,057,828
Microchip Technology, Inc.	6,052,674	504,974,592
Micron Technology, Inc.	935,360	78,570,240
Monolithic Power Systems, Inc.	122,100	67,577,466
NVIDIA Corp.	7,167,968	2,342,205,224
NXP Semiconductors NV	3,220,088	719,238,856
ON Semiconductor Corp. (a)	6,864,759	421,702,145
Qualcomm, Inc.	1,303,988	235,448,073
SMART Global Holdings, Inc. (a)(b)	450,100	25,664,702
Synaptics, Inc. (a)	266,364	75,178,575
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,784,000	208,995,600
Texas Instruments, Inc.	1,408,400	270,933,908
Wolfspeed, Inc. (a)(b)	407,200	49,930,864
Xilinx, Inc.	923,766	211,034,343
		7,708,463,063
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		8,765,673,755
Software - 2.2%
Application Software - 2.2%
Cadence Design Systems, Inc. (a)	1,190,700	211,301,622
Technology Hardware, Storage & Peripherals - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
IonQ, Inc. (c)	155,600	3,706,392
Samsung Electronics Co. Ltd.	959,730	57,834,606
		61,540,998
TOTAL COMMON STOCKS (Cost $4,427,691,835)		9,180,694,557

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
Metals & Mining - 0.0%
Precious Metals & Minerals - 0.0%
Diamond Foundry, Inc. Series C (c)(d)	189,999	4,774,675
Semiconductors & Semiconductor Equipment - 0.1%
Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (c)(d)	185,800	624,622
Semiconductors - 0.1%
GaN Systems, Inc.:
Series F1 (c)(d)	496,628	4,211,405
Series F2 (c)(d)	262,241	2,223,804
SiMa.ai Series B (c)(d)	309,900	2,023,647
Tenstorrent, Inc. Series C1 (c)(d)	8,800	523,198
		8,982,054
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		9,606,676
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,731,986)		14,381,351

Convertible Bonds - 0.1%
	Principal Amount (e)	Value ($)
Semiconductors & Semiconductor Equipment - 0.1%
Semiconductors - 0.1%
SMART Global Holdings, Inc. 2.25% 2/15/26 (Cost $3,590,000)	3,590,000	5,587,579

Preferred Securities - 0.1%
	Principal Amount (e)	Value ($)
Semiconductors & Semiconductor Equipment - 0.1%
Semiconductors - 0.1%
GaN Systems, Inc. 0% (c)(d)(f)	11,640,267	11,640,267
Tenstorrent, Inc. 0% (c)(d)(f)	490,000	490,000
TOTAL PREFERRED SECURITIES (Cost $12,130,267)		12,130,267

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (g)	213,673,580	213,716,314
Fidelity Securities Lending Cash Central Fund 0.07% (g)(h)	45,507,049	45,511,600
TOTAL MONEY MARKET FUNDS (Cost $259,227,914)		259,227,914

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $4,716,372,002)	9,472,021,668
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(61,083,393)
NET ASSETS - 100.0%	9,410,938,275

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,218,010 or 0.3% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Astera Labs, Inc. Series C	8/24/21	624,622
Diamond Foundry, Inc. Series C	3/15/21	4,559,976
GaN Systems, Inc. Series F1	11/30/21	4,211,405
GaN Systems, Inc. Series F2	11/30/21	2,223,804
GaN Systems, Inc. 0%	11/30/21	11,640,267
IonQ, Inc.	3/07/21	1,556,000
SiMa.ai Series B	5/10/21	1,588,981
Tenstorrent, Inc. Series C1	4/23/21	523,198
Tenstorrent, Inc. 0%	4/23/21	490,000

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	71,828,946	1,529,366,628	1,387,479,260	42,561	-	-	213,716,314	0.4%
Fidelity Securities Lending Cash Central Fund 0.07%	17,131,154	574,613,075	546,232,629	53,202	-	-	45,511,600	0.1%
Total	88,960,100	2,103,979,703	1,933,711,889	95,763	-	-	259,227,914

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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